Intangible Assets (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 36,048	218,222	190,694	281,150